Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5,905,797	$ 5,488,391
letter of credit [Member]
Disclosure of key sources of estimation uncertainty [line items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 10,000